PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and assets under construction	Total
	(€ thousand)
Gross carrying amount at January 1, 2021	29,391	430,455	2,544,837	213,544	329,743	3,547,970
Additions	16,936	17,852	122,893	20,930	186,846	365,457
Divestitures	(13)	(3,412)	(46,067)	(5,586)	(135)	(55,213)
Reclassifications	3,722	40,046	144,684	2,573	(197,599)	(6,574)
Translation differences and other movements	20	1,736	376	1,633	45	3,810
Balance at December 31, 2021	50,056	486,677	2,766,723	233,094	318,900	3,855,450
Additions	8,287	10,155	154,008	26,479	167,645	366,574
Divestitures	—	(3,805)	(15,388)	(6,018)	(154)	(25,365)
Reclassifications	73,631	4,691	165,210	4,322	(247,854)	—
Translation differences and other movements	16	334	(19)	796	77	1,204
Balance at December 31, 2022	131,990	498,052	3,070,534	258,673	238,614	4,197,863

Accumulated amortization at January 1, 2021	—	184,170	1,995,479	141,691	—	2,321,340
Depreciation	—	17,875	191,247	20,975	—	230,097
Divestitures	—	(608)	(43,991)	(4,892)	—	(49,491)
Reclassification	—	(284)	(1,123)	284	—	(1,123)
Translation differences and other movements	—	692	12	758	—	1,462
Balance at December 31, 2021	—	201,845	2,141,624	158,816	—	2,502,285
Depreciation	—	19,405	216,661	23,783	—	259,849
Divestitures	—	(1,983)	(14,921)	(5,921)	—	(22,825)
Translation differences and other movements	—	109	(39)	659	—	729
Balance at December 31, 2022	—	219,376	2,343,325	177,337	—	2,740,038

Carrying amount at:
January 1, 2021	29,391	246,285	549,358	71,853	329,743	1,226,630
of which right-of use assets under IFRS 16	—	25,574	5,041	29,127	—	59,742
December 31, 2021	50,056	284,832	625,099	74,278	318,900	1,353,165
of which right-of use assets under IFRS 16	—	21,613	3,484	28,661	—	53,758
December 31, 2022	131,990	278,676	727,209	81,336	238,614	1,457,825
of which right-of use assets under IFRS 16	—	18,972	2,756	32,420	—	54,148

Disclosure of quantitative information about right-of-use assets
The following table summarizes the changes in the carrying amount of right-of-use assets for the year ended December 31, 2022 and 2021:

	Industrial buildings	Plant, machinery and equipment	Other assets	Total
	(€ thousand)
Balance at January 1, 2021	25,574	5,041	29,127	59,742
Additions	3,987	1,409	7,745	13,141
Disposals	(2,780)	—	(473)	(3,253)
Depreciation	(5,753)	(1,348)	(8,247)	(15,348)
Translation differences and other movements	585	(1,618)	509	(524)
Balance at January 1, 2022	21,613	3,484	28,661	53,758
Additions	4,854	510	13,485	18,849
Disposals	(1,495)	(6)	(93)	(1,594)
Depreciation	(5,933)	(1,223)	(9,677)	(16,833)
Translation differences and other movements	(67)	(9)	44	(32)
Balance at December 31, 2022	18,972	2,756	32,420	54,148

Disclosure of amounts recognized in Income Statement in relation to leases	Amounts recognized in the income statement in relation to leases for the year ended December 31, 2022 and 2021 were as follows:

	For the year ended December 31,
	2022	2021
	(€ thousand)
Depreciation of right-of-use assets	16,833	15,348
Interest expense on lease liabilities	1,219	868
Variable lease payments not included in the measurement of lease liabilities	822	1,622
Expenses relating to short-term leases and leases of low-value assets	3,227	3,671
Total expenses recognized	22,101	21,509